Cover	3 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT No. 6
Entity Registrant Name	Odysight.ai Inc.
Entity Central Index Key	0001577445
Entity Tax Identification Number	47-4257143
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 7A
Entity Address, Address Line Two	Industrial Park
Entity Address, Address Line Three	P.O. Box 3030
Entity Address, City or Town	Omer, Israel
Entity Address, Postal Zip Code	8496500
City Area Code	+972
Local Phone Number	73 370-4690
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	112 North Curry St.
Entity Address, City or Town	Carson City, Nevada
Entity Address, Postal Zip Code	89703
City Area Code	(775)
Local Phone Number	882-1013
Contact Personnel Name	State Agent and Transfer Syndicate, Inc.